First Trust Europe AlphaDEX Fund Shareholder Fees	Dec. 31, 2025
First Trust Europe AlphaDEX Fund | First Trust Europe AlphaDEX Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%